RISK MANAGEMENT - Impact of the measurement of ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ (181,238)	$ 94,543	$ (97,739)
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(93,542)	(13,761)	86,003
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	6	(4)	(611)
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(89,690)	94,656	(92,385)
Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	1,990	13,725	(90,615)
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(2)	(73)	(131)
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(221,533)	66,298	(171,007)
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(72,973)	3,952	(51,598)
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	6	(4)	(611)
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(147,090)	57,239	(54,668)
12-month expected credit losses [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(1,468)	5,207	(63,752)
12-month expected credit losses [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(8)	(96)	(378)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(1,913)	35,139	42
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(25,391)	(20,629)	54,452
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	20,156	51,135	(37,148)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	3,316	4,604	(17,595)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	6	29	333
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	42,208	(6,894)	73,226
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,822	2,916	83,149
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	37,244	(13,718)	(569)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	142	3,914	(9,268)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL		(6)	(86)
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(404)	9,632	(22)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(90)	(359)	(1,056)
Debt securities [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(404)	9,632	(70)
Debt securities [member] | 12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ (90)	$ (359)	(1,056)
Debt securities [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL			$ 48